Subsequent Event - Aircraft Financing (Details Narrative) - CAD	1 Months Ended	12 Months Ended
	Mar. 17, 2017	Dec. 31, 2016	Apr. 30, 2017
Lease term		10 years
Subsequent Event [Member]
Purchased price of aircraft	CAD 2,000,000
Selling price of aircraft	CAD 2,300,000		CAD 2,700,000
Lease term	60 months
Monthly repayment	CAD 40,000